Shareholders' Equity (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 02, 2021 € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 12, 2022 shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Shareholders' Equity
Warrants outstanding		0		39,451,067
Accrued dividend | $						$ 10
Total consideration | $			$ 150
Preferred Stock
Shareholders' Equity
Preferred stock par value | $ / shares		$ 0.00001
Preferred stock , shares authorized		6,010,000,000
Preferred stock issued		0
Preferred stock, shares outstanding		0
Profit shares
Shareholders' Equity
Shares, par value | € / shares					€ 0.00001
Shares authorized						800,000
Shares issued						800,000
Shares outstanding						800,000
Class A common stock
Shareholders' Equity
Shares, par value | $ / shares		$ 0.0001
Shares authorized		3,000,000,000
Shares issued		67,753,543
Shares outstanding		67,753,543
Common stock, voting rights		one vote
Class B common stock
Shareholders' Equity
Shares, par value | $ / shares		$ 0.0001
Shares authorized		3,000,000,000
Shares issued		394,448,481
Shares outstanding		394,448,481
Common stock, voting rights		one vote
Stockholders equity note, stock split		one
Class A-1 Preferred Stock
Shareholders' Equity
Preferred stock , shares authorized		3,000,000,000
Preferred stock issued		0
Preferred stock, shares outstanding		0
Class B-1 Preferred Stock
Shareholders' Equity
Preferred stock , shares authorized		3,000,000,000
Preferred stock issued		0
Preferred stock, shares outstanding		0
Undesignated Preferred Stock
Shareholders' Equity
Preferred stock , shares authorized		10,000,000
Preferred stock issued		0
Preferred stock, shares outstanding		0
GBT JerseyCo
Shareholders' Equity
Issued and outstanding ratio		1.00%
GBT JerseyCo | Preferred Stock
Shareholders' Equity
Preferred stock par value | € / shares	€ 0.00001
Preferred stock , shares authorized	3,000,000
Increase of preferred stock dividend rate	14.00%
Preferred stock, dividend rate	12.00%
Global Business Travel
Shareholders' Equity
Preferred stock issued		0
Accrued dividend | $		$ 0				$ 1	$ 0
Preferred stock accrued dividend | $		$ 8
Amex Coop
Shareholders' Equity
Accrued dividend | $						$ 10
Total consideration | $			$ 150
Amex Coop | Preferred Stock
Shareholders' Equity
Shares issued during the period			1,500,000